Note 7 - Restricted Deposits	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of restricted cash and cash equivalents [text block]
7.	Restricted deposits

	As of December 31,
	2025	2024
Restricted deposits:
- Time deposits	$52,634	$15,773,099
- Demand deposits	5,245,808	-
	$5,298,442	$15,773,099

a)

As of December 31, 2025 and 2024, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents these financial assets held by the Group was $5,298,442 and $15,773,099, respectively.

b)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.